Vessels And Equipment, Net (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 14, 2025	Feb. 28, 2025	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cost
Property, plant and equipment, beginning balance				$ 1,567,357	$ 1,567,357	$ 1,490,719
Additions					12	78,833
Disposals					(194,836)
Transfer to asset under development					(79,186)	(766)
Write-offs						(1,429)
Property, plant and equipment, ending balance					1,293,347	1,567,357
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance				(487,612)	(487,612)	(413,042)
Charge for the year					(48,329)	(53,066)
Disposals					170,870
Transfer to asset under development (note 16)					2,916
Write-offs						1,429
Impairment						(22,933)
Property, plant and equipment, accumulated depreciation, ending balance					(362,155)	(487,612)
Property, plant and equipment, net book value					931,192	1,079,745
Transferred from vessels and equipment, net and other current assets					76,270	0
License
Depreciation, amortization and impairment
Amortization charge					900	500
Fuji LNG
Cost
Transfer to asset under development			$ 15,500
Depreciation, amortization and impairment
Capital expenditures			$ 77,500
Transferred from vessels and equipment, net and other current assets	$ 76,300
Vessels and equipment
Cost
Property, plant and equipment, beginning balance				1,408,063	1,408,063	1,330,563
Additions					0	77,500
Disposals					(186,872)
Transfer to asset under development					(77,500)	0
Write-offs						0
Property, plant and equipment, ending balance					1,143,691	1,408,063
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance				(407,516)	(407,516)	(350,177)
Charge for the year					(37,147)	(40,529)
Disposals					162,906
Transfer to asset under development (note 16)					2,721
Write-offs						0
Impairment						(16,810)
Property, plant and equipment, accumulated depreciation, ending balance					(279,036)	(407,516)
Property, plant and equipment, net book value					864,655	1,000,547
Vessels and equipment | Golar Arctic
Cost
Disposals				(24,800)
Depreciation, amortization and impairment
Consideration received for the sale of long-lived asset		$ 24,800
Vessels and equipment | Other operating income | Golar Arctic
Depreciation, amortization and impairment
Loss on disposal of long lived asset		$ 500		500
Mooring equipment
Cost
Property, plant and equipment, beginning balance				45,771	45,771	45,771
Additions					0	0
Disposals					0
Transfer to asset under development					0	0
Write-offs						0
Property, plant and equipment, ending balance					45,771	45,771
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance				(36,994)	(36,994)	(31,450)
Charge for the year					(5,543)	(5,544)
Disposals					0
Transfer to asset under development (note 16)					0
Write-offs						0
Impairment						0
Property, plant and equipment, accumulated depreciation, ending balance					(42,537)	(36,994)
Property, plant and equipment, net book value					3,234	8,777
Deferred Drydocking expenditure
Cost
Property, plant and equipment, beginning balance				109,650	109,650	108,492
Additions					0	1,158
Disposals					(7,964)
Transfer to asset under development					(1,686)	0
Write-offs						0
Property, plant and equipment, ending balance					100,000	109,650
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance				(41,034)	(41,034)	(28,181)
Charge for the year					(5,043)	(6,730)
Disposals					7,964
Transfer to asset under development (note 16)					195
Write-offs						0
Impairment						(6,123)
Property, plant and equipment, accumulated depreciation, ending balance					(37,918)	(41,034)
Property, plant and equipment, net book value					62,082	68,616
Office equipment and fittings
Cost
Property, plant and equipment, beginning balance				3,873	3,873	5,893
Additions					12	175
Disposals					0
Transfer to asset under development					0	(766)
Write-offs						(1,429)
Property, plant and equipment, ending balance					3,885	3,873
Depreciation, amortization and impairment
Property, plant and equipment, accumulated depreciation, beginning balance				$ (2,068)	(2,068)	(3,234)
Charge for the year					(596)	(263)
Disposals					0
Transfer to asset under development (note 16)					0
Write-offs						1,429
Impairment						0
Property, plant and equipment, accumulated depreciation, ending balance					(2,664)	(2,068)
Property, plant and equipment, net book value					$ 1,221	$ 1,805